Trade payables and others - Schedule of Trade Payables and Others (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Suppliers (excluding payables related to capital expenditures)	€ 11,183	€ 20,730
Tax and employee-related payables	5,684	8,325
Other payables	139	463
Trade payables and others (excluding payables related to capital expenditures)	17,006	29,519
Payables related to capital expenditures	20	20
Payables and others	€ 17,026	€ 29,538